OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Government Grants [Abstract]
Schedule Of Other Income

Amounts in $ ‘000	2023	2022	2021
Grants	1,784	1,774	2,620
Gain on divestment in associates	—	12,242	—
Proceeds from PRV sale	21,279	—	—
Other	286	507	—
Total	23,349	14,523	2,620